UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Semiannual report

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal

Bond Fund

February 29, 2008

Fixed income mutual funds

Table of contents

Disclosure of Fund expenses	1

Sector allocations and credit quality breakdowns	4

Statements of net assets	7

Statements of operations	36

Statements of changes in net assets	38

Financial highlights	44

Notes to financial statements	62

About the organization	74

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.
© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period September 1, 2007 to February 29, 2008

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 to February 29, 2008.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Disclosure of Fund expenses

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08*
Actual Fund Return
Class A	$1,000.00	$992.90	1.19%	$5.90
Class B	1,000.00	989.20	1.94%	9.59
Class C	1,000.00	990.00	1.94%	9.60
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.95	1.19%	$5.97
Class B	1,000.00	1,015.22	1.94%	9.72
Class C	1,000.00	1,015.22	1.94%	9.72

The expenses in the table above includes interest and related expenses which include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floaters programs.

See Notes 1 and 7 in “Notes to financial statements.”

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08*
Actual Fund Return
Class A	$1,000.00	$1,013.20	0.75%	$3.75
Class B	1,000.00	1,008.90	1.60%	7.99
Class C	1,000.00	1,008.90	1.60%	7.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.13	0.75%	$3.77
Class B	1,000.00	1,016.91	1.60%	8.02
Class C	1,000.00	1,016.91	1.60%	8.02

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08*
Actual Fund Return
Class A	$1,000.00	$970.50	0.89%	$4.36
Class B	1,000.00	966.90	1.64%	8.02
Class C	1,000.00	967.00	1.64%	8.02
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.89%	$4.47
Class B	1,000.00	1,016.71	1.64%	8.22
Class C	1,000.00	1,016.71	1.64%	8.22

Sector allocations and credit quality breakdowns
Delaware Minnesota Municipal Bond Funds	As of February 29, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Minnesota Fund

Sector	Percentage of net assets
Municipal Bonds	102.40%
Corporate-Backed Revenue Bonds	4.11%
Education Revenue Bonds	6.22%
Electric Revenue Bonds	7.84%
Escrowed to Maturity Bonds	6.20%
Health Care Revenue Bonds	15.93%
Housing Revenue Bonds	6.59%
Lease Revenue Bonds	3.40%
Local General Obligation Bonds	10.60%
Pre-Refunded Bonds	31.17%
Special Tax Revenue Bonds	1.80%
State General Obligation Bonds	5.70%
Transportation Revenue Bonds	1.12%
Water & Sewer Revenue Bond	1.72%
Short-Term Investments	1.35%
Money Market Instrument	0.97%
Variable Rate Demand Note	0.38%
Total Value of Securities	103.75%
Liabilities Net of Receivables and Other Assets	(3.75%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	51.94%
AA	15.67%
A	14.69%
BBB	11.26%
BB	1.07%
Not Rated	5.37%
Total	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Minnesota Intermediate Fund

Sector	Percentage of net assets
Municipal Bonds	93.77%
Corporate-Backed Revenue Bonds	3.03%
Education Revenue Bonds	5.62%
Electric Revenue Bond	1.65%
Escrowed to Maturity Bond	1.95%
Health Care Revenue Bonds	12.74%
Housing Revenue Bonds	7.44%
Lease Revenue Bonds	3.19%
Local General Obligation Bonds	14.00%
Pre-Refunded Bonds	21.33%
Special Tax Revenue Bond	3.93%
State General Obligation Bonds	13.41%
Transportation Revenue Bonds	2.27%
Water & Sewer Revenue Bonds	3.21%
Short-Term Investments	8.28%
Money Market Instrument	3.97%
Variable Rate Demand Note	4.31%
Total Value of Securities	102.05%
Liabilities Net of Receivables and Other Assets	(2.05%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	45.44%
AA	20.63%
A	12.32%
BBB	13.60%
Not Rated	8.01%
Total	100.00%

Sector allocations and credit quality breakdowns
Delaware Minnesota Municipal Bond Funds

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Minnesota High-Yield Municipal Bond Fund

Sector	Percentage of net assets
Municipal Bonds	98.37%
Corporate-Backed Revenue Bonds	3.46%
Education Revenue Bonds	7.57%
Electric Revenue Bonds	6.46%
Health Care Revenue Bonds	29.42%
Housing Revenue Bonds	14.09%
Lease Revenue Bonds	1.88%
Local General Obligation Bonds	9.93%
Pre-Refunded Bonds	12.61%
Special Tax Revenue Bonds	3.69%
State General Obligation Bonds	4.25%
Transportation Revenue Bond	1.37%
Water & Sewer Revenue Bonds	3.64%
Short-Term Investments	1.86%
Money Market Instrument	0.39%
Variable Rate Demand Notes	1.47%
Total Value of Securities	100.23%
Liabilities Net of Receivables and Other Assets	(0.23%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	27.06%
AA	14.31%
A	20.69%
BBB	16.30%
BB	1.19%
Not Rated	20.45%
Total	100.00%

Statements of net assets
Delaware Tax-Free Minnesota Fund	February 29, 2008 (Unaudited)

	Principal amount	Value
Municipal Bonds – 102.40%
Corporate-Backed Revenue Bonds – 4.11%
Cloquet Pollution Control Revenue Refunding
(Potlatch Corporation Project) 5.90% 10/1/26	$6,500,000	$6,197,360
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,402,000
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	6,323,747
Seaway Port Authority of Duluth Industrial Development
Dock & Wharf Revenues Refunding
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,522,995
		24,446,102
Education Revenue Bonds – 6.22%
Minnesota State Colleges & Universities
Revenue Fund Series A
5.00% 10/1/22 (FSA)	5,135,000	5,164,013
5.00% 10/1/29 (MBIA)	5,665,000	5,497,316
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,197,650
Series 6-J1 5.00% 5/1/36	2,225,000	1,924,113
Minnesota State Higher Education Facilities Authority Revenue
(College of St. Benedict) Series 4-G 6.20% 3/1/16	1,000,000	1,000,960
(St. Catherine College) Series 5-N1
5.00% 10/1/18	2,200,000	2,174,986
5.25% 10/1/22	1,500,000	1,455,315
5.375% 10/1/32	1,000,000	922,530
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	2,000,000	1,993,540
University of Minnesota
&[1]5.50% 7/1/21	10,500,000	11,346,300
&[2]5.75% 7/1/18	3,840,000	4,339,949
		37,016,672
Electric Revenue Bonds – 7.84%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.00% 10/1/30	3,000,000	2,734,920
Minnesota State Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	2,780,160
Series A 5.00% 10/1/34	6,250,000	5,807,563
Series A 5.125% 10/1/29	3,000,000	2,902,860

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
&[3]Series 32 5.25% 1/1/13 (FSA)	$9,170,000	$9,527,538
^Capital Appreciation Series A 5.85% 1/1/09 (AMBAC)	3,815,000	3,727,026
Refunding Series B 4.75% 1/1/20 (AMBAC)	2,500,000	2,471,975
Puerto Rico Electric Power Authority Power Revenue
Refunding Series GG 4.75% 7/1/21 (FSA)	1,000,000	986,340
Southern Minnesota Municipal Power Agency Supply
System Revenue
&[4]5.25% 1/1/14 (AMBAC)	4,000,000	4,262,140
&[5]5.25% 1/1/15 (AMBAC)	5,900,000	6,289,872
Series A 5.25% 1/1/15 (AMBAC)	3,000,000	3,198,240
^Capital Appreciation 4.44% 1/1/25 (MBIA)	5,000,000	1,979,200
		46,667,834
Escrowed to Maturity Bonds – 6.20%
Dakota - Washington Counties Housing &
Redevelopment Authority Single Family Residential
Mortgage Revenue
8.15% 9/1/16 (MBIA) (GNMA) (AMT)	405,000	524,082
(Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,148,110
(Bloomington Mortgage) Refunding Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,094,489
Southern Minnesota Municipal Power Agency Supply
System Revenue Refunding Series B
5.50% 1/1/15 (AMBAC)	990,000	1,049,846
University of Minnesota Series A 5.50% 7/1/21	2,000,000	2,161,220
Western Minnesota Municipal Power Agency Supply
Revenue Series A
6.60% 1/1/10	900,000	940,752
9.75% 1/1/16 (MBIA)	715,000	968,947
		36,887,446
Health Care Revenue Bonds – 15.93%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	1,500,000	1,325,460
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,473,659

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/24 (RADIAN)	$740,000	$699,433
Bloomington Housing & Redevelopment Authority
Revenue (Senior Summerhouse Bloomington
Project - PHM) 6.125% 5/1/35	3,420,000	3,086,653
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,310,675
Buffalo Health Care Revenue Refunding
(Central Minnesota Senior Housing Project)
Series A 5.50% 9/1/33	1,270,000	1,092,467
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/29	1,000,000	914,440
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	4,000,000	3,678,760
Minneapolis Health Care Facilities Revenue
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,550,000	1,379,020
Minneapolis Health Care System Revenue
(Fairview Health Services) Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,348,050
5.00% 11/15/34 (AMBAC)	10,750,000	10,101,344
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care System Revenue
(Health Partners Obligation Group Project)
5.625% 12/1/22	650,000	638,762
5.875% 12/1/29	1,000,000	981,240
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,713,554
(Fairview Health Care System) Un-refunded Balance
Series A 5.75% 11/15/26 (MBIA)	180,000	182,135
6.375% 11/15/29	15,000	15,416
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,469,445
Northfield Housing & Redevelopment Authority Revenue
Refunding (Northfield Retirement Project)
Series A 5.375% 12/1/36	1,000,000	842,410
Prior Lake Senior Housing Revenue
(Shepherds Path Senior Housing)
Series B 5.70% 8/1/36	2,000,000	1,826,140

Statements of net assets
Delaware Tax-Free Minnesota Fund

Principal amount		Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Foundation) Series B 5.50% 11/15/27	$700,000	$703,402
&[6]Series A 5.50% 11/15/27	4,200,000	4,220,412
&[7]Series B 5.50% 11/15/27	16,750,000	16,831,404
Shakopee Health Care Facilities Revenue (St. Francis
Regional Medical Center)
5.10% 9/1/25	2,000,000	1,841,140
5.25% 9/1/34	7,000,000	6,239,730
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,302,330
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (MBIA)	5,720,000	5,738,361
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	6,857,911
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/35	4,340,000	4,033,553
Series A 5.70% 11/1/15	1,300,000	1,310,075
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding (Marion Center Project)
Series A 5.30% 11/1/30	500,000	412,030
Series A 5.375% 5/1/43	500,000	398,245
Stillwater Health Care Revenue (Health System
Obligation Group) 5.00% 6/1/35	1,000,000	892,890
Washington County Housing & Redevelopment Authority
Revenue (Health East Project)
5.50% 11/15/27	1,000,000	901,440
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22 (FSA)	1,000,000	1,011,910
5.00% 2/1/25 (FSA)	1,000,000	997,700
Woodbury Economic Development Authority Housing
Revenue (Senior Summerhouse
Woodbury Project) Series B 5.75% 6/1/41	2,250,000	1,987,943
		94,759,539

Principal amount		Value
Municipal Bonds (continued)
Housing Revenue Bonds – 6.59%
Brooklyn Center Multifamily Housing Revenue Refunding
(Shingle Creek) 5.40% 5/20/43 (GNMA) (AMT)	$1,000,000	$919,180
Dakota County Housing & Redevelopment Authority
Single Family Mortgage Revenue
5.85% 10/1/30 (GNMA) (FNMA) (AMT)	158,000	155,848
Hopkins Multifamily Housing Revenue (Hopkins
Renaissance Project) 6.375% 4/1/20 (HUD Section 8)	1,000,000	1,016,460
@Hutchinson Multifamily Housing Revenue (Evergreen
Apartments Project)
5.75% 11/1/28 (HUD Section 8)	825,000	715,943
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project)
5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,430,340
(Grant Street Apartments Project)
Series A 7.25% 11/1/29	750,000	760,095
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	7,375,599
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	950,000	937,023
(Trinity Apartments) Refunding Series A
6.75% 5/1/21 (HUD Section 8)	1,680,000	1,705,066
Minnesota Housing Finance Agency Rental Housing
Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,642,000	1,643,938
Minnesota Housing Finance Agency
(Residential Housing)
Series A 5.30% 7/1/19	495,000	503,801
Series B 5.35% 1/1/33 (AMT)	2,955,000	2,766,146
•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,132,250
Series I 4.85% 7/1/38 (AMT)	2,000,000	1,735,180
5.15% 7/1/38 (AMT)	5,550,000	5,008,153
Series M 4.875% 7/1/37 (AMT)	4,500,000	3,904,740
(Single Family Mortgage) Series J 5.90% 7/1/28 (AMT)	435,000	435,035
@Park Rapids Multifamily Revenue (The Court Apartments
Project) 6.30% 2/1/20 (HUD Section 8)	2,735,000	2,597,594
St. Cloud Housing & Redevelopment Authority
Multifamily Housing Revenue (Sterling
Heights Apartments Project) 7.55% 4/1/39 (AMT)	1,000,000	945,830

Statements of net assets
Delaware Tax-Free Minnesota Fund

Principal amount		Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
St. Louis Park Residential Single Family Mortgage
Revenue Series A 7.25% 4/20/23 (GNMA)	$13,000	$13,212
Washington County Housing & Redevelopment Authority
Governmental Revenue Refunding (Briar Pond)
Series C 7.25% 8/20/34	940,000	817,424
White Bear Lake Multifamily Revenue Refunding (Lake
Square) Series A 5.875% 2/1/15 (FHA)	905,000	915,055
Willmar Housing & Redevelopment Authority Multifamily
Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD Section 8)	860,000	804,367
		39,238,279
Lease Revenue Bonds – 3.40%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (FSA)	1,545,000	1,595,135
5.00% 2/1/19 (FSA)	1,535,000	1,562,538
5.00% 2/1/20 (FSA)	1,690,000	1,710,618
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Un-refunded
Balance Series D 5.25% 7/1/36	1,070,000	984,347
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,514,525
5.25% 12/1/27	3,840,000	3,830,322
Series 3-12 5.125% 12/1/27	3,000,000	2,939,880
(Robert Street Office Building Project) Series 3-11
4.75% 12/1/23	2,000,000	1,922,580
5.00% 12/1/27	2,500,000	2,444,550
Series 9 5.25% 12/1/27	725,000	726,755
		20,231,250
Local General Obligation Bonds – 10.60%
Dakota County Community Development Agency
(Senior Housing Facilities) 5.00% 1/1/21	1,275,000	1,283,313
Farmington Independent School District #192
Series B 5.00% 2/1/27 (FSA)	10,705,000	10,575,576
Hennepin County Regional Railroad Authority
5.00% 12/1/31	4,030,000	3,883,227
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (FSA)	7,850,000	7,724,085

Principal amount		Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
^Mahtomedi Independent School District #832 Capital
Appreciation Series B 5.90% 2/1/14 (MBIA)	$1,540,000	$1,206,621
Metropolitan Council Minneapolis/St. Paul Metropolitan
Area Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,219,848
Series C 5.00% 3/1/16	1,690,000	1,823,645
Minneapolis Library 5.00% 12/1/25	1,500,000	1,485,960
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	878,960
Mounds View Independent School District #621 Series A
5.00% 2/1/20 (MBIA)	2,970,000	2,993,522
New Brighton Tax Increment Series A
5.00% 2/1/26 (MBIA)	1,185,000	1,165,673
5.00% 2/1/27 (MBIA)	1,000,000	980,780
5.00% 2/1/28 (MBIA)	1,000,000	976,540
Osseo Independent School District #279 Series A
5.00% 2/1/21 (FSA)	3,570,000	3,604,629
Prior Lake Independent School District #719 Series B
5.00% 2/1/19 (FSA)	3,145,000	3,239,413
Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,057,308
Robbinsdale Independent School District #281
5.00% 2/1/21 (FSA)	1,310,000	1,322,707
^Rosemount Independent School District #196 Capital
Appreciation Series B
5.80% 4/1/09 (FSA)	1,860,000	1,809,185
5.85% 4/1/10 (FSA)	2,240,000	2,110,125
5.931% 4/1/11 (FSA)	2,600,000	2,352,142
5.961% 4/1/12 (FSA)	1,850,000	1,600,158
6.008% 4/1/13 (FSA)	1,915,000	1,577,596
^Sartell Independent School District #748
Capital Appreciation Series B
5.976% 2/1/13 (MBIA)	540,000	452,061
6.100% 2/1/15 (MBIA)	1,075,000	816,452
6.15% 2/1/16 (MBIA)	1,750,000	1,261,453
St. Peter’s Hospital Series A 5.00% 9/1/24 (MBIA)	1,905,000	1,900,752

Statements of net assets
Delaware Tax-Free Minnesota Fund

Principal amount		Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Todd Morrison Cass & Wadena Counties United Hospital
District (Health Care Facilities-Lakewood)
5.00% 12/1/21	$2,000,000	$1,922,860
5.00% 12/1/34	1,000,000	884,450
5.125% 12/1/24	1,000,000	948,710
		63,057,751
§Pre-Refunded Bonds – 31.17%
Big Lake Independent School District #727 Series A
5.00% 2/1/17-10 (FSA)	1,040,000	1,077,419
5.00% 2/1/20-10 (FSA)	1,000,000	1,035,980
Bloomington Independent School District #271
Series B 5.00% 2/1/17-10	5,300,000	5,490,694
Centennial Independent School District #012
Series A 5.00% 2/1/18-12 (FSA)	1,270,000	1,339,215
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,071,450
Dakota County Capital Improvement
Series A 4.75% 2/1/26-11	1,000,000	968,290
Duluth Economic Development Authority Health
Care Facilities Revenue (Benedictine Health System)
(St. Mary’s Hospital)
5.25% 2/15/28-14	8,500,000	8,027,910
5.25% 2/15/33-14	10,000,000	9,180,499
5.50% 2/15/23-14	1,000,000	995,940
^Farmington Independent School District #192 Capital
Appreciation Series B
5.34% 2/1/21-12 (FSA)	1,650,000	929,462
5.424% 2/1/20-12 (FSA)	1,500,000	801,120
Hopkins Housing & Redevelopment Authority
(Public Works & Fire Station) Series A
5.00% 2/1/23-13 (MBIA)	1,210,000	1,297,604
^Lakeville Independent School District #194 Capital
Appreciation Series B 5.45% 2/1/19-10 (FSA)	8,000,000	4,609,200
Marshall Medical Center Gross Revenue (Weiner
Memorial Medical Center Project) 6.00% 11/1/28-09	1,000,000	1,046,100
Minneapolis Community Development Agency Series G-3
5.45% 12/1/31-11	2,000,000	2,158,320
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	17,300,000	18,974,466
(Fairview Health Services) Series A 5.625% 5/15/32-12	16,925,000	18,474,145

Principal amount		Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue
Series A
5.125% 1/1/25-09 (FGIC)	$100,000	$102,976
5.25% 1/1/32-11 (FGIC)	5,000,000	5,294,650
Series C
5.125% 1/1/20-11 (FGIC)	2,000,000	2,111,120
5.25% 1/1/32-11 (FGIC)	8,845,000	9,366,236
5.50% 1/1/17-11 (FGIC)	2,500,000	2,664,200
Minneapolis Tax Increment Revenue
Series E 5.00% 3/1/13-09	6,265,000	6,405,837
Minnesota Agricultural & Economic Development Board
Revenue (Fairview Health Care System)
Series A 6.375% 11/15/29-10	485,000	532,030
Minnesota Public Facilities Authority Water
Pollution Control Revenue
Series A 5.00% 3/1/20-10	3,000,000	3,122,610
Series B 4.75% 3/1/19-09	2,000,000	2,039,840
Morris Independent School District #769 Building
5.00% 2/1/24-13 (MBIA)	4,875,000	5,180,224
Mounds View Independent School District #621 Series A
5.375% 2/1/24-11 (FGIC)	6,170,000	6,533,043
Puerto Rico Commonwealth
Series A 5.00% 7/1/34-14	2,830,000	3,055,127
Series B 5.00% 7/1/35-16	925,000	997,816
Puerto Rico Public Buildings Authority Guaranteed
Government Facilities Revenue
Series D 5.25% 7/1/36-12	2,930,000	3,129,123
Rochester Electric Utilities Revenue 5.25% 12/1/30-10	4,915,000	5,211,571
Rochester Multifamily Housing Revenue (Wedum
Shorewood Campus Project) 6.60% 6/1/36-09	3,890,000	4,136,859
Rockford Independent School District # 883
5.60% 2/1/21-10 (FSA)	3,210,000	3,361,191
5.625% 2/1/23-10 (FSA)	7,020,000	7,353,871
^Sauk Rapids Independent School District #047 Series B
5.982% 2/1/15-11 (FSA)	2,700,000	1,933,551
6.083% 2/1/17-11 (FSA)	2,245,000	1,422,881

Statements of net assets
Delaware Tax-Free Minnesota Fund

Principal amount		Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Shakopee Public Utilities Commission Revenue
5.125% 2/1/26-09 (MBIA)	$2,850,000	$2,907,485
South Washington County Independent School District
#833 Series A 5.60% 2/1/20-10 (MBIA)	6,880,000	7,230,398
Southern Minnesota Municipal Power Agency Supply
Revenue Series A
5.75% 1/1/18-13	3,790,000	4,109,724
5.75% 1/1/18-13 (AMBAC)	670,000	726,521
5.75% 1/1/18-13 (MBIA)	1,000,000	1,084,360
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,251,692
5.50% 7/1/25-14	2,000,000	2,204,620
St. Michael Independent School District #885
5.00% 2/1/20-12 (FSA)	1,970,000	2,077,365
5.00% 2/1/27-12 (FSA)	3,435,000	3,436,065
		185,460,800
Special Tax Revenue Bonds – 1.80%
^Minneapolis Community Development Agency Tax
Increment Revenue Capital Appreciation Revenue
6.673% 9/1/09 (MBIA)	5,750,000	5,512,295
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue
Series B 5.00% 7/1/46	4,000,000	3,493,120
Virgin Islands Public Finance Authority Revenue (Senior
Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,710,316
		10,715,731
State General Obligation Bonds – 5.70%
Minnesota State
5.00% 10/1/15	7,000,000	7,582,680
5.00% 11/1/20 (FSA)	13,675,000	13,818,724
5.00% 8/1/21	2,400,000	2,427,408
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/34	1,670,000	1,505,154
5.50% 7/1/17	4,070,000	4,218,555
5.50% 7/1/18	1,240,000	1,277,374
Refunding 5.50% 7/1/19 (MBIA)	1,500,000	1,558,935
Series B 5.00% 7/1/35	575,000	516,603

Principal amount		Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Government Development Bank Senior Notes
Series B 5.00% 12/1/14	$1,000,000	$1,025,210
		33,930,643
Transportation Revenue Bonds – 1.12%
Minneapolis/St. Paul Metropolitan Airports Commission
Revenue Series A
5.00% 1/1/22 (MBIA)	2,000,000	1,943,440
5.00% 1/1/15 (AMT)	3,095,000	3,210,876
5.25% 1/1/16 (MBIA)	1,460,000	1,514,765
		6,669,081
Water & Sewer Revenue Bond – 1.72%
&[8]Minnesota Public Facilities Authority II Water Pollution
Control Revenue 5.25% 3/1/18	10,000,000	10,248,500
		10,248,500
Total Municipal Bonds (cost $610,763,132)		609,329,628

Number of shares
Short-Term Investments – 1.35%
Money Market Instrument – 0.97%
Federated Minnesota Municipal Cash Trust	5,774,911	5,774,911
		5,774,911

Principal amount
•Variable Rate Demand Note – 0.38%
University of Minnesota Series C 3.23% 12/1/36	$2,260,000	2,260,000
		2,260,000
Total Short-Term Investments (cost $8,034,911)		8,034,911

Total Value of Securities – 103.75%
(cost $618,798,043)		617,364,539
Liabilities Net of Receivables and
Other Assets* – (3.75%)		(22,317,303)
Net Assets Applicable to 50,295,839
Shares Outstanding – 100.00%		$595,047,236

Statements of net assets
Delaware Tax-Free Minnesota Fund

Net Asset Value – Delaware Tax-Free Minnesota Fund	$11.83
Class A ($556,259,563 / 47,024,386 Shares)
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($13,210,265 / 1,115,914 Shares)	$11.84
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($25,577,408 / 2,155,539 Shares)	$11.87

Components of Net Assets at February 29, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$595,065,901
Distributions in excess of net investment income	(22,417)
Accumulated net realized gain on investments	1,437,256
Net unrealized depreciation of investments	(1,433,504)
Total net assets	$595,047,236

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 29, 2008.
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 10 in “Notes to financial statements.”
@	Illiquid security. At February 29, 2008, the aggregate amount of illiquid securities was $3,313,537, which represented 0.56% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
*	Includes $32,180,000 in liability for Inverse Floater programs. See Note 7 in “Notes to financial statements.”
&[1]	Security held in a trust in connection with the Inverse Floater security $5,250,000, 9.341%, 7/1/21.
&[2]	Security held in a trust in connection with the Inverse Floater security $1,920,000, 9.922%, 7/1/18.
&[3]	Security held in a trust in connection with the Inverse Floater security $4,585,000, 8.710%, 1/1/13.
&[4]	Security held in a trust in connection with the Inverse Floater security $2,000,000, 6.230%, 1/1/14.
&[5]	Security held in a trust in connection with the Inverse Floater security $2,950,000, 6.230%, 1/1/15.
&[6]	Security held in a trust in connection with the Inverse Floater security $2,100,000, 9.341%, 11/15/27.

&[7]	Security held in a trust in connection with the Inverse Floater security $8,375,000, 9.341%, 11/15/27.
&[8]	Security held in a trust in connection with the Inverse Floater security $5,000,000, 12.573%, 3/1/18.

For additional information on the Inverse Floater programs, see Note 7 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Authority
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
HUD — Housing and Urban Development
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
VA — Insured by the Veterans Administration

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$11.83
Sales charge (4.50% of offering price) (B)	0.56
Offering price	$12.39

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund	February 29, 2008 (Unaudited)

Principal amount		Value
Municipal Bonds – 93.77%
Corporate-Backed Revenue Bonds – 3.03%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	$750,000	$693,938
Minneapolis Community Development Agency
(Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	1,055,000	1,059,293
		1,753,231
Education Revenue Bonds – 5.62%
Minnesota Higher Education Facilities Authority Revenue
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	653,625
(University of St. Thomas) Series 5-Y 5.25% 10/1/19	1,590,000	1,603,579
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	1,000,000	996,770
		3,253,974
Electric Revenue Bond – 1.65%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	955,720
		955,720
Escrowed to Maturity Bond – 1.95%
University of Minnesota Series A 5.75% 7/1/16	1,000,000	1,131,700
		1,131,700
Health Care Revenue Bonds – 12.74%
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care System (Health
Partners Obligation Group Project)
6.00% 12/1/17	1,125,000	1,164,083
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	421,776
Northfield Hospital Revenue 5.25% 11/1/21	1,000,000	941,280
Oakdale Elderly Housing Revenue
(PHM/Oakdale Project) 5.75% 3/1/18	1,400,000	1,378,594
Sherburne County Health Care Facilities Revenue
(Guardian Angel Health Services) 5.30% 10/1/26	250,000	220,165
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Health East Project)
Series B 5.85% 11/1/17	1,160,000	1,166,763

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Allina Health System)
Series A 5.00% 11/15/14 (MBIA)	$2,000,000	$2,083,460
		7,376,121
Housing Revenue Bonds – 7.44%
Minneapolis Multifamily Housing Revenue Refunding
(Trinity Apartments) (HUD Section 8)
Series A 6.75% 5/1/21	1,750,000	1,776,110
Minnesota Housing Finance Agency Residential Housing
Series I 5.10% 7/1/20 (AMT)	785,000	773,994
Series M 4.85% 7/1/31(AMT)	1,000,000	881,590
Single Family Mortgage Series J 5.90% 7/1/28 (AMT)	395,000	395,032
@Park Rapids Multifamily Housing Revenue
(The Court Apartments Project) (HUD Section 8)
6.05% 8/1/12	480,000	482,323
		4,309,049
Lease Revenue Bonds – 3.19%
Edina Housing & Redevelopment Authority
Public Project Revenue
(Appropriate Lease Obligation) 5.125% 2/1/19	1,000,000	1,021,770
Virginia Housing & Redevelopment Authority
Health Care Facilities Lease Revenue
5.25% 10/1/25	880,000	824,270
		1,846,040
Local General Obligation Bonds – 14.00%
Big Lake Independent School District #727
Series C Refunding
5.00% 2/1/16 (FSA)	1,180,000	1,230,634
5.00% 2/1/17 (FSA)	1,000,000	1,042,910
Duluth County Independent School District #709
Series A 4.25% 2/1/20 (FSA)	710,000	678,504
Hennepin County Series B 4.75% 12/1/14	1,000,000	1,030,730
Minneapolis-St. Paul Metropolitan
Council Area Waste Water
Series C 5.00% 3/1/16	560,000	604,285
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22	415,000	370,172

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Osseo Independent School District #279
Series A 5.00% 2/1/21 (FSA)	$1,500,000	$1,514,550
South Washington County Independent School District #833
Series B 5.00% 2/1/16 (FSA)	1,560,000	1,638,997
		8,110,782
§Pre-Refunded Bonds – 21.33%
Centennial Independent School District #012
Series A 5.00% 2/1/18-12 (FSA)	1,000,000	1,054,500
5.00% 2/1/20-12 (FSA)	750,000	790,875
Dakota County Capital Improvement
Series A 4.75% 2/1/17-11	1,000,000	1,032,810
Hopkins Independent School District #270
5.125% 2/1/17-12 (FGIC)	2,000,000	2,118,079
Minneapolis Health Care System Revenue Series A
(Allina Health Systems) 5.75% 11/15/32-12	1,500,000	1,645,185
(Fairview Health Services) 5.625% 5/15/32-12	1,750,000	1,910,178
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design)
Series 5-D 6.625% 5/1/20-10	1,000,000	1,075,520
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Series D 5.25% 7/1/38-12	500,000	537,105
Puerto Rico Commonwealth Public Improvement
Series A 5.00% 7/1/33-13	500,000	538,355
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series B 5.50% 7/1/25-14	1,500,000	1,653,465
		12,356,072
Special Tax Revenue Bond – 3.93%
Minneapolis Art Center Facilities Revenue
(Walker Art Center Project) 5.125% 7/1/21	2,250,000	2,272,500
		2,272,500
State General Obligation Bonds – 13.41%
Minnesota State
5.00% 6/1/10	1,330,000	1,395,250
5.00% 11/1/11	2,000,000	2,135,880
5.00% 8/1/15	2,000,000	2,164,240
Puerto Rico Commonwealth Public Improvement Refunding
Series A 5.25% 7/1/15	1,000,000	1,032,800

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
•Puerto Rico Public Finance Commonwealth Appropriation
(LOC Puerto Rico Government Bank)
Series A 5.75% 8/1/27	$1,000,000	$1,040,440
		7,768,610
Transportation Revenue Bonds – 2.27%
Minneapolis/St. Paul Metropolitan Airports
Commission Refunding
Series A 5.00% 1/1/13 (AMT)	500,000	522,895
Series 14 5.50% 1/1/11(AMT)	750,000	793,493
		1,316,388
Water & Sewer Revenue Bonds – 3.21%
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series D 5.00% 3/1/14	500,000	539,180
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,319,510
		1,858,690
Total Municipal Bonds (cost $53,973,145)		54,308,877

	Number of shares
Short-Term Investments – 8.28%
Money Market Instrument – 3.97%
Federated Minnesota Municipal Cash Trust	2,297,979	2,297,979
		2,297,979

	Principal amount
•Variable Rate Demand Note – 4.31%
University of Minnesota Series A 3.23% 1/1/34	$2,500,000	2,500,000
		2,500,000
Total Short-Term Investments (cost $4,797,979)		4,797,979

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

Total Value of Securities – 102.05%
(cost $58,771,124)	$59,106,856

Liabilities Net of Receivables and
Other Assets – (2.05%)	(1,187,221)

Net Assets Applicable to 5,493,930
Shares Outstanding – 100.00%	$57,919,635

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($51,156,296 / 4,853,547 Shares)	$10.54
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($1,342,484 / 127,042 Shares)	$10.57
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($5,420,855 / 513,341 Shares)	$10.56

Components of Net Assets at February 29, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$59,087,946
Accumulated net realized loss on investments	(1,504,043)
Net unrealized appreciation of investments	335,732
Total net assets	$57,919,635

Summary of abbreviations:
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
HUD — Housing and Urban Development
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association

@	Illiquid security. At February 29, 2008, the aggregate amount of illiquid securities was $482,323, which represented 0.83% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 10 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 29, 2008.

Net Asset Value and Offering Price per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$10.54
Sales charge (2.75% of offering price) (B)	0.30
Offering price	$10.84

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund	February 29, 2008 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.37%
Corporate-Backed Revenue Bonds – 3.46%
Cloquet Pollution Control Revenue Refunding
(Potlatch Corporation Project) 5.90% 10/1/26	$1,700,000	$1,620,848
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,619,188
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	1,750,000	1,523,270
		4,763,306
Education Revenue Bonds – 7.57%
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	646,940
Series 6-J1 5.00% 5/1/36	1,000,000	864,770
(Macalester College) Series 6-P 4.25% 3/1/32	1,500,000	1,261,275
(St. Olaf)
Series 6-O 4.50% 10/1/32	1,000,000	847,080
Series 6-O 5.00% 10/1/22	1,000,000	969,740
(University of St. Thomas) Series 6-I 5.00% 4/1/23	1,500,000	1,411,965
Minnesota State Higher Education Facilities
Authority Revenue (St. Catherine College)
Series 5-N1 5.375% 10/1/32	2,000,000	1,845,060
University of Minnesota Special Purpose Revenue
(Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,584,961
		10,431,791
Electric Revenue Bonds – 6.46%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	955,720
Minnesota State Municipal Power Agency Electric Revenue
5.00% 10/1/35	1,000,000	926,720
Series A 5.00% 10/1/34	2,750,000	2,555,328
Southern Minnesota Municipal Power Agency Supply System
Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,062,590
Western Minnesota Municipal Power Agency Revenue
5.00% 1/1/36 (FSA)	2,250,000	2,152,170
Series A 5.00% 1/1/30 (MBIA)	1,335,000	1,255,487
		8,908,015
Health Care Revenue Bonds – 29.42%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	649,152

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	$1,000,000	$912,020
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	2,500,000	2,262,924
Refunding 5.00% 9/1/20	1,150,000	1,125,425
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	1,848,540
Detroit Lakes Housing & Health Facilities Revenue Refunding
(Mankato Lutheran Homes) Series D 5.50% 8/1/21	500,000	467,315
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,024,232
5.00% 4/1/31	1,965,000	1,652,034
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	884,030
Maple Grove Health Care Revenue Facilities
(North Memorial Health Care) 5.00% 9/1/35	3,590,000	3,195,314
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	1,000,000	919,690
Minneapolis Health Care Facilities Revenue
(Augustana Chapel View Homes) Series D 5.75% 6/1/29	1,000,000	919,510
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,500,000	1,334,535
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series D 5.00% 11/15/34 (AMBAC)	1,000,000	939,660
Minneapolis-St. Paul Housing & Redevelopment
Authority (Health Partners Obligation Group Project)
6.00% 12/1/17	1,125,000	1,164,083
Minnesota Agricultural & Economic Development Board
Revenue (Benedictine Health Systems) 5.75% 2/1/29	1,000,000	904,250
Moorhead Economic Development Authority Multifamily
Housing Revenue Refunding (Eventide Project)
Series A 5.15% 6/1/29	550,000	455,950
North Oaks Senior Housing Revenue (Presbyterian Homes)
6.25% 10/1/47	1,000,000	947,610
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	885,780
Northfield Housing & Redevelopment Authority (Northfield
Retirement Center) Series B 5.125% 12/1/26	750,000	635,325

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Oakdale Elderly Housing Revenue (PHM/Oakdale Project)
6.00% 3/1/28	$1,800,000	$1,722,330
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	368,028
6.00% 4/1/41	1,250,000	1,151,875
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	891,390
Shoreview Elderly Housing Revenue
(PHM/Shoreview Project) 6.15% 12/1/33	1,250,000	1,185,200
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue (Health Partners
Obligation Group Project) 5.25% 5/15/36	1,000,000	868,090
St. Paul Housing & Redevelopment Authority Health
Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (MBIA)	1,900,000	1,906,099
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/25	1,000,000	969,700
Series A 5.70% 11/1/15	800,000	806,200
Series B 5.85% 11/1/17	250,000	251,458
St. Paul Housing and Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	796,490
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	1,866,060
5.00% 6/1/35	1,000,000	892,890
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,512,177
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,333,965
Woodbury Economic Development Authority Housing
Revenue Refunding 5.65% 6/1/33	1,000,000	881,200
		40,530,531
Housing Revenue Bonds – 14.09%
Chanhassen Multifamily Housing Revenue Refunding
(Heritage Park Apartments)
6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	300,000	301,062

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Chaska Multifamily Housing Revenue (West Suburban
Housing Partners Project) 5.875% 3/1/31 (AMT)	$1,000,000	$863,630
@Hutchinson Multifamily Housing Revenue
(Evergreen Apartments Project) (HUD Section 8)
5.75% 11/1/28	1,815,000	1,575,075
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Series A 7.25% 11/1/29	2,085,000	2,113,064
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,420,000	1,420,625
(Trinity Apartments) Refunding
Series A 6.75% 5/1/21 (HUD Section 8)	645,000	654,623
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	985,592	879,059
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	542,781
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	1,980,629
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	1,000,000	888,010
Series I 4.85% 7/1/38 (AMT)	1,145,000	993,391
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,169,300
(Single Family Mortgage) Series J 5.90% 7/1/28 (AMT)	610,000	610,049
Minnesota State Housing Finance
Agency Single Family Mortgage
Series E 6.25% 1/1/23 (AMT)	5,000	5,002
Series M 5.875% 1/1/17	10,000	10,306
St. Cloud Housing & Redevelopment Authority Multifamily
Housing Revenue (Sterling Heights Apartments Project)
7.55% 4/1/39 (AMT)	530,000	501,290
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	710,550
Stillwater Multifamily Housing Revenue
(Orleans Homes LP Project) 5.50% 2/1/42 (AMT)	750,000	602,790
Washington County Housing & Redevelopment
Authority Revenue Refunding
(Briar Pond Project) Series B 7.125% 8/20/34	825,000	738,210
(Woodland Park Apartments Project) 4.70% 10/1/32	2,075,000	1,851,045
		19,410,491

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 1.88%
Hibbing Economic Development Authority Revenue
(Public Project - Hibbing Lease Obligation) 6.40% 2/1/12	$530,000	$530,530
St. Paul Port Authority Lease Revenue
(Regions Hospital Parking Ramp Project)
Series 1 5.00% 8/1/36	1,375,000	1,084,724
(Robert Street Office Building Project)
Series 3-11 5.00% 12/1/27	1,000,000	977,820
		2,593,074
Local General Obligation Bonds – 9.93%
Chaska Independent School District #112
Series A 4.50% 2/1/28 (MBIA)	1,000,000	907,980
Duluth Independent School District #709
4.25% 2/1/20 (FSA)	1,000,000	955,640
Farmington Independent School District #192
Series B 5.00% 2/1/27 (FSA)	1,000,000	987,910
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	1,105,000	1,127,332
Hopkins Independent School District #270 Facilities
5.00% 2/1/26 (MBIA)	1,055,000	1,043,880
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (FSA)	1,000,000	983,960
Metropolitan Council Minneapolis - St. Paul Metropolitan
Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	508,270
Series C 5.00% 3/1/16	750,000	809,310
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.70% 2/1/29	785,000	678,264
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	433,865
Moorhead Improvement Series B 5.00% 2/1/33 (MBIA)	750,000	722,055
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,508,010
St. Paul Independent School District #625
Series B 5.00% 2/1/20 (FSA)	750,000	765,360
Todd Morrison Cass & Wadena Counties United Hospital
District (Health Care Facilities - Lakewood)
5.00% 12/1/21	610,000	586,472
5.125% 12/1/24	205,000	194,486
5.25% 12/1/26	1,540,000	1,470,885
		13,683,679

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 12.61%
Andover Economic Development Authority Public Facilities
Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	$1,000,000	$998,540
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	944,460
5.25% 2/15/33-14	2,250,000	2,065,613
Minneapolis Community Development Agency
(Supported Development Revenue)
Series G-3 5.45% 12/1/31-11	1,000,000	1,079,160
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	2,000,000	2,193,580
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,183,060
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	539,065
Minnesota State Refunding and Various Purpose
5.00% 11/1/17-08	2,160,000	2,196,245
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series D 5.25% 7/1/38-12	1,500,000	1,611,315
Puerto Rico Commonwealth Public Improvement
Series A 5.00% 7/1/34-14	315,000	340,058
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	1,000,000	1,084,960
Rochester Multifamily Housing Revenue
(Wedum Shorewood Campus Project) 6.60% 6/1/36-09	990,000	1,052,825
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,088,290
		17,377,171
Special Tax Revenue Bonds – 3.69%
Hennepin County Sales Tax Revenue
(First Lien – Ballpark Project) Series A 5.00% 12/15/24	1,000,000	1,001,460
Minneapolis Supported Development Revenue
(Limited Tax Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,033,145
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	698,624

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Principal amount		Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	$1,500,000	$1,404,240
Virgin Islands Public Finance Authority Revenue
(Senior Lien – Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	944,390
		5,081,859
State General Obligation Bonds – 4.25%
Minnesota State
5.00% 6/1/10	2,500,000	2,622,650
5.00% 6/1/14	1,000,000	1,081,520
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/34	185,000	166,739
5.25% 7/1/22	1,000,000	961,920
Puerto Rico Government Development Bank Senior Notes
Series B 5.00% 12/1/14	1,000,000	1,025,210
		5,858,039
Transportation Revenue Bond – 1.37%
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Series A 5.00% 1/1/28 (MBIA)	2,000,000	1,884,600
		1,884,600
Water & Sewer Revenue Bonds – 3.64%
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series D 5.00% 3/1/14	1,500,000	1,617,540
Minnesota Public Facilities Authority Clean Water Revenue
Series B 5.00% 3/1/18	2,000,000	2,120,220
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,276,937
		5,014,697
Total Municipal Bonds (cost $145,070,267)		135,537,253

Number of shares
Short-Term Investments – 1.86%
Money Market Instrument – 0.39%
Federated Minnesota Municipal Cash Trust	531,707	531,707
		531,707

Principal amount		Value
Short-Term Investments (continued)
•Variable Rate Demand Notes – 1.47%
St. Paul Port Authority Industrial Development Revenue
(Camada Limited Partnership-711) 3.26% 12/1/22 (AMT)	$100,000	$100,000
University of Minnesota
Series A 3.23% 1/1/34	480,000	480,000
Series C 3.23% 12/1/36	1,445,000	1,445,000
		2,025,000
Total Short-Term Investments (cost $2,556,707)		2,556,707

Total Value of Securities – 100.23%
(cost $147,626,974)		138,093,960
Liabilities Net of Receivables and
Other Assets – (0.23%)		(313,019)
Net Assets Applicable to 14,228,328
Shares Outstanding – 100.00%		$137,780,941

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($104,955,730 / 10,843,296 Shares)		$9.68
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($5,912,293 / 609,949 Shares)		$9.69
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($26,912,918 / 2,775,083 Shares)		$9.70

Components of Net Assets at February 29, 2008
Shares of beneficial interest (unlimited authorization – no par)		$149,909,597
Accumulated net realized loss on investments		(2,595,642)
Net unrealized depreciation of investments		(9,533,014)
Total net assets		$137,780,941

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FHA — Insured by the Federal Housing Administration
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
HUD — Housing and Urban Development
RADIAN — Insured by Radian Asset Assurance

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 10 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 29, 2008.
@	Illiquid security. At February 29, 2008 the aggregate amount of illiquid securities was $1,575,075, which represented 1.14% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Net Asset Value and Offering Price per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$9.68
Sales charge (4.50% of offering price) (B)	0.46
Offering price	$10.14

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations

Six Months Ended February 29, 2008 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$16,327,794	$1,311,403	$3,612,314

Expenses:
Management fees	1,673,235	138,858	398,535
Interest and related expenses	769,615	—	—
Distribution expenses – Class A	723,852	61,178	139,034
Distribution expenses – Class B	72,747	7,394	33,663
Distribution expenses – Class C	131,904	25,620	134,738
Dividend disbursing and transfer agent
fees and expenses	152,381	17,570	45,152
Accounting and administration expenses	123,865	11,106	28,977
Legal fees	63,642	14,497	21,123
Reports and statements to shareholders	27,098	1,829	7,354
Registration fees	22,492	6,677	8,232
Audit and tax	21,132	5,315	8,462
Trustees’ fees	15,039	1,346	3,511
Insurance fees	8,363	750	2,089
Custodian fees	7,665	4,166	7,789
Consulting fees	5,755	519	1,302
Pricing fees	4,745	1,635	3,011
Trustees’ expenses	2,691	240	631
Dues and services	1,169	51	219
Taxes (other than taxes on income)	354	32	12
	3,827,744	298,782	843,833
Less expenses absorbed or waived	(459)	(37,270)	(70,660)
Less waived distribution expenses – Class A	—	(24,471)	—
Total operating expenses	3,827,285	237,041	773,173
Net Investment Income	12,500,509	1,074,362	2,839,141

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain on investments	$1,186,162	$41,977	$6,054
Net change in unrealized appreciation/
depreciation of investments	(17,553,030)	(479,845)	(7,266,735)
Net Realized and Unrealized Loss
on Investments	(16,366,868)	(437,868)	(7,260,681)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$(3,866,359)	$636,494	$(4,421,540)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,500,509	$20,063,656
Net realized gain on investments	1,186,162	33,546
Net change in unrealized
appreciation/depreciation of investments	(17,553,030)	(15,848,509)
Net increase (decrease) in net assets resulting
from operations	(3,866,359)	4,248,693

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(12,191,596)	(18,683,231)
Class B	(251,580)	(434,393)
Class C	(454,565)	(671,635)

Net realized gain on investments:
Class A	(94,009)	(332,881)
Class B	(2,390)	(9,630)
Class C	(4,208)	(13,628)
	(12,998,348)	(20,145,398)

Capital Share Transactions:
Proceeds from shares sold:
Class A	19,770,393	45,483,808
Class B	119,268	425,118
Class C	1,787,638	4,739,708

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	8,118,155	12,201,845
Class B	173,277	282,247
Class C	363,016	527,388

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Net assets from merger[1]:
Class A	$—	$205,624,133
Class B	—	8,764,578
Class C	—	11,631,916
	30,331,747	289,680,741

Cost of shares repurchased:
Class A	(34,037,459)	(52,066,708)
Class B	(2,404,595)	(4,727,364)
Class C	(2,675,908)	(4,490,541)
	(39,117,962)	(61,284,613)
Increase (decrease) in net assets derived from
capital share transactions	(8,786,215)	228,396,128
Net Increase (Decrease) in Net Assets	(25,650,922)	212,499,423

Net Assets:
Beginning of period	620,698,158	408,198,735
End of period	$595,047,236	$620,698,158

Distributions in excess of
net investment income	$(22,417)	$(22,488)

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,074,362	$2,196,287
Net realized gain (loss) on investments	41,977	(89,813)
Net change in unrealized
appreciation/depreciation of investments	(479,845)	(1,183,650)
Net increase in net assets resulting
from operations	636,494	922,824

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(971,613)	(1,971,803)
Class B	(23,048)	(60,183)
Class C	(79,701)	(164,296)
	(1,074,362)	(2,196,282)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,324,290	6,159,265
Class B	131,720	13,368
Class C	876,498	709,963

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	687,488	1,387,160
Class B	17,551	46,325
Class C	60,978	120,231
	7,098,525	8,436,312

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(2,944,571)	$(6,246,465)
Class B	(514,286)	(300,624)
Class C	(408,055)	(941,586)
	(3,866,912)	(7,488,675)
Increase in net assets derived from
capital share transactions	3,231,613	947,637
Net Increase (Decrease) in Net Assets	2,793,745	(325,821)

Net Assets:
Beginning of period	55,125,890	55,451,711
End of period	$57,919,635	$55,125,890

See accompanying notes

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,839,141	$5,320,666
Net realized gain (loss) on investments	6,054	(71,140)
Net change in unrealized
appreciation/depreciation of investments	(7,266,735)	(5,199,371)
Net increase (decrease) in net assets resulting
from operations	(4,421,540)	50,155

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,276,185)	(4,206,568)
Class B	(112,421)	(292,864)
Class C	(449,440)	(801,099)
	(2,838,046)	(5,300,531)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,438,037	39,562,284
Class B	7,098	718,339
Class C	4,560,199	10,413,630

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,540,999	2,699,180
Class B	73,726	194,713
Class C	338,012	574,257
	20,958,071	54,162,403

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(15,270,290)	$(15,928,387)
Class B	(1,210,646)	(2,897,155)
Class C	(2,593,812)	(4,527,479)
	(19,074,748)	(23,353,021)
Increase in net assets derived from
capital share transactions	1,883,323	30,809,382
Net Increase (Decrease) in Net Assets	(5,376,263)	25,559,006

Net Assets:
Beginning of period	143,157,204	117,598,198
End of period	$137,780,941	$143,157,204

Undistributed net investment income	$—	$45

See accompanying notes

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to expense limitation and expenses paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to expense limitation and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$12.170	$12.490	$12.690	$12.620	$12.450	$12.610

0.251	0.511	0.511	0.527	0.590	0.622
(0.330)	(0.313)	(0.172)	0.222	0.348	(0.148)
(0.079)	0.198	0.339	0.749	0.938	0.474

(0.259)	(0.507)	(0.513)	(0.526)	(0.600)	(0.625)
(0.002)	(0.011)	(0.026)	(0.153)	(0.168)	(0.009)
(0.261)	(0.518)	(0.539)	(0.679)	(0.768)	(0.634)

$11.830	$12.170	$12.490	$12.690	$12.620	$12.450

(0.71% )	1.58%	2.78%	6.12%	7.72%	3.80%

$556,260	$578,194	$381,720	$364,491	$348,000	$340,029

0.94%	0.94%	0.93%	0.93%	0.94%	0.97%
0.25%	0.29%	0.26%	0.19%	0.14%	0.20%
1.19%	1.23%	1.19%	1.12%	1.08%	1.17%

0.94%	0.96%	0.94%	0.94%	0.94%	0.97%
0.25%	0.29%	0.26%	0.19%	0.14%	0.20%
1.19%	1.25%	1.20%	1.13%	1.08%	1.17%

4.09%	4.12%	4.11%	4.19%	4.68%	4.90%

4.09%	4.10%	4.10%	4.18%	4.68%	4.90%
18%	7%	13%	10%	25%	27%
3 The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to expense limitation and expenses paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to expense limitation and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$12.180	$12.500	$12.700	$12.630	$12.460	$12.620

0.205	0.419	0.418	0.433	0.496	0.529
(0.330)	(0.314)	(0.172)	0.222	0.348	(0.150)
(0.125)	0.105	0.246	0.655	0.844	0.379

(0.213)	(0.414)	(0.420)	(0.432)	(0.506)	(0.530)
(0.002)	(0.011)	(0.026)	(0.153)	(0.168)	(0.009)
(0.215)	(0.425)	(0.446)	(0.585)	(0.674)	(0.539)

$11.840	$12.180	$12.500	$12.700	$12.630	$12.460

(1.08% )	0.82%	2.01%	5.33%	6.91%	3.02%

$13,210	$15,674	$11,354	$12,810	$14,588	$16,394

1.69%	1.69%	1.68%	1.68%	1.69%	1.72%
0.25%	0.29%	0.26%	0.19%	0.14%	0.20%
1.94%	1.98%	1.94%	1.87%	1.83%	1.92%

1.69%	1.71%	1.69%	1.69%	1.69%	1.72%
0.25%	0.29%	0.26%	0.19%	0.14%	0.20%
1.94%	2.00%	1.95%	1.88%	1.83%	1.92%

3.34%	3.37%	3.36%	3.44%	3.93%	4.15%

3.34%	3.35%	3.35%	3.43%	3.93%	4.15%
18%	7%	13%	10%	25%	27%
3 The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to expense limitation and expenses paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to expense limitation and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$12.200	$12.530	$12.720	$12.650	$12.480	$12.640

0.205	0.418	0.418	0.433	0.495	0.529
(0.320)	(0.323)	(0.162)	0.222	0.348	(0.151)
(0.115)	0.095	0.256	0.655	0.843	0.378

(0.213)	(0.414)	(0.420)	(0.432)	(0.505)	(0.529)
(0.002)	(0.011)	(0.026)	(0.153)	(0.168)	(0.009)
(0.215)	(0.425)	(0.446)	(0.585)	(0.673)	(0.538)

$11.870	$12.200	$12.530	$12.720	$12.650	$12.480

(1.00% )	0.73%	2.08%	5.32%	6.90%	3.01%

$25,577	$26,830	$15,125	$13,971	$10,811	$10,161

1.69%	1.69%	1.68%	1.68%	1.69%	1.72%
0.25%	0.29%	0.26%	0.19%	0.14%	0.20%
1.94%	1.98%	1.94%	1.87%	1.83%	1.92%

1.69%	1.71%	1.69%	1.69%	1.69%	1.72%
0.25%	0.29%	0.26%	0.19%	0.14%	0.20%
1.94%	2.00%	1.95%	1.88%	1.83%	1.92%

3.34%	3.37%	3.36%	3.44%	3.93%	4.15%

3.34%	3.35%	3.35%	3.43%	3.93%	4.15%
18%	7%	13%	10%	25%	27%
3 The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly for the years ended August 31, 2004 and 2003, includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.610	$10.860	$11.010	$10.890	$10.630	$10.720

0.213	0.445	0.429	0.407	0.444	0.469
(0.070)	(0.250)	(0.150)	0.120	0.260	(0.088)
0.143	0.195	0.279	0.527	0.704	0.381

(0.213)	(0.445)	(0.429)	(0.407)	(0.444)	(0.471)
(0.213)	(0.445)	(0.429)	(0.407)	(0.444)	(0.471)

$10.540	$10.610	$10.860	$11.010	$10.890	$10.630

1.32%	1.80%	2.62%	4.93%	6.73%	3.59%

$51,156	$48,477	$48,297	$52,958	$57,012	$57,635
0.75%	0.76%	0.75%	0.79%	0.89%	0.96%

0.99%	1.00%	0.97%	0.95%	1.00%	1.06%
3.98%	4.11%	3.96%	3.72%	4.10%	4.32%

3.74%	3.87%	3.74%	3.56%	3.99%	4.22%
38%	15%	11%	25%	30%	23%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly for the years ended August 31, 2004 and 2003, includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.640	$10.890	$11.040	$10.920	$10.650	$10.740

0.168	0.353	0.337	0.314	0.352	0.377
(0.070)	(0.250)	(0.150)	0.120	0.270	(0.088)
0.098	0.103	0.187	0.434	0.622	0.289

(0.168)	(0.353)	(0.337)	(0.314)	(0.352)	(0.379)
(0.168)	(0.353)	(0.337)	(0.314)	(0.352)	(0.379)

$10.570	$10.640	$10.890	$11.040	$10.920	$10.650

0.89%	0.94%	1.75%	4.03%	5.91%	2.70%

$1,343	$1,713	$1,993	$2,811	$3,224	$4,002
1.60%	1.61%	1.60%	1.64%	1.74%	1.81%

1.74%	1.75%	1.72%	1.70%	1.75%	1.83%
3.13%	3.26%	3.11%	2.87%	3.25%	3.47%

2.99%	3.12%	2.99%	2.81%	3.24%	3.45%
38%	15%	11%	25%	30%	23%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly for the years ended August 31, 2004 and 2003, includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

 See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.630	$10.880	$11.030	$10.910	$10.640	$10.730

0.168	0.353	0.337	0.314	0.352	0.377
(0.070)	(0.250)	(0.150)	0.120	0.270	(0.088)
0.098	0.103	0.187	0.434	0.622	0.289

(0.168)	(0.353)	(0.337)	(0.314)	(0.352)	(0.379)
(0.168)	(0.353)	(0.337)	(0.314)	(0.352)	(0.379)

$10.560	$10.630	$10.880	$11.030	$10.910	$10.640

0.89%	0.94%	1.75%	4.04%	5.91%	2.71%

$5,421	$4,936	$5,162	$5,996	$7,188	$6,544
1.60%	1.61%	1.60%	1.64%	1.74%	1.81%

1.74%	1.75%	1.72%	1.70%	1.75%	1.83%
3.13%	3.26%	3.11%	2.87%	3.25%	3.47%

2.99%	3.12%	2.99%	2.81%	3.24%	3.45%
38%	15%	11%	25%	30%	23%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.180	$10.530	$10.610	$10.240	$9.910	$9.950

0.210	0.430	0.445	0.469	0.512	0.550
(0.500)	(0.350)	(0.082)	0.372	0.328	(0.030)
(0.290)	0.080	0.363	0.841	0.840	0.520

(0.210)	(0.430)	(0.443)	(0.471)	(0.510)	(0.560)
(0.210)	(0.430)	(0.443)	(0.471)	(0.510)	(0.560)

$9.680	$10.180	$10.530	$10.610	$10.240	$9.910

(2.95% )	0.71%	3.54%	8.40%	8.65%	5.33%

$104,956	$109,807	$87,504	$63,802	$42,636	$36,644
0.89%	0.90%	0.89%	0.89%	0.75%	0.75%

0.99%	1.00%	1.00%	0.98%	1.00%	1.04%
4.10%	4.09%	4.26%	4.50%	5.03%	5.48%

4.00%	3.99%	4.15%	4.41%	4.78%	5.19%
10%	10%	4%	3%	24%	32%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.190	$10.550	$10.630	$10.250	$9.930	$9.970

0.171	0.351	0.367	0.391	0.435	0.475
(0.499)	(0.360)	(0.082)	0.381	0.318	(0.030)
(0.328)	(0.009)	0.285	0.772	0.753	0.445

(0.172)	(0.351)	(0.365)	(0.392)	(0.433)	(0.485)
(0.172)	(0.351)	(0.365)	(0.392)	(0.433)	(0.485)

$9.690	$10.190	$10.550	$10.630	$10.250	$9.930

(3.31% )	(0.13% )	2.77%	7.68%	7.71%	4.55%

$5,912	$7,334	$9,578	$10,505	$12,463	$12,513
1.64%	1.65%	1.64%	1.64%	1.50%	1.50%

1.74%	1.75%	1.75%	1.73%	1.75%	1.79%
3.35%	3.34%	3.51%	3.75%	4.28%	4.73%

3.25%	3.24%	3.40%	3.66%	4.03%	4.44%
10%	10%	4%	3%	24%	32%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.200	$10.550	$10.630	$10.250	$9.930	$9.970

0.171	0.351	0.367	0.391	0.435	0.475
(0.500)	(0.350)	(0.082)	0.381	0.318	(0.030)
(0.329)	0.001	0.285	0.772	0.753	0.445

(0.171)	(0.351)	(0.365)	(0.392)	(0.433)	(0.485)
(0.171)	(0.351)	(0.365)	(0.392)	(0.433)	(0.485)

$9.700	$10.200	$10.550	$10.630	$10.250	$9.930

(3.30% )	(0.04% )	2.76%	7.68%	7.71%	4.54%

$26,913	$26,016	$20,516	$15,809	$11,435	$10,754
1.64%	1.65%	1.64%	1.64%	1.50%	1.50%

1.74%	1.75%	1.75%	1.73%	1.75%	1.79%
3.35%	3.34%	3.51%	3.75%	4.28%	4.73%

3.25%	3.24%	3.40%	3.66%	4.03%	4.44%
10%	10%	4%	3%	24%	32%

Notes to financial statements
Delaware Minnesota Municipal Bond Funds	February 29, 2008 (unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as Trust and collectively as Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund or collectively as the Funds). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and that declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective February 29, 2008, the Funds adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

For the period ended February 29, 2008, Delaware Tax-Free Minnesota Fund had an average daily liability from the participation in inverse floater program of $37,293,973 and recorded interest expense at an average rate of 3.67%.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, inverse floater expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, do not exceed specified percentages of average daily net assets as shown below. For purposes of these waivers and reimbursements, non-routine expenses may also involve such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Board of Trustees and DMC.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation
as a percentage of average
daily net assets (per annum)	0.68%	0.60%	0.64%
Expiration date	12/31/08	12/31/08	12/31/08

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.005% of the first $30 billion; 0.0045% of the next $10 billion; 0.004% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Funds and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended February 29, 2008, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$33,451	$2,977	$7,798

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to waive distribution and services fees through December 31, 2008 in order to prevent 12b-1 fees of Class A shares from exceeding 0.15% of average daily net assets for Delaware Tax-Free Minnesota Intermediate Fund.

At February 29, 2008, the Funds had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fee payable to DMC	$264,079	$17,874	$55,027
Dividend disbursing, transfer agent fees and other expenses payable to DSC	27,493	3,082	8,138
Distribution fee payable to DDLP	146,394	11,323	49,304
Other expenses payable to DMC and affiliates*	54,307	6,595	12,503

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended February 29, 2008, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$22,007	$1,989	$5,132

For the six months ended February 29, 2008, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$28,849	$3,264	$23,340

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended February 29, 2008, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

		Delaware Minnesota
	Delaware Tax-Free	High-Yield Municipal
	Minnesota Fund	Bond Fund
Class A	$2,383	$10,556
Class B	9,300	4,822
Class C	839	2,978

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 29, 2008, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$53,228,114	$11,904,197	$11,219,834
Sales	62,110,588	10,181,148	6,936,998

At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 29, 2008 the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$586,288,710	$58,771,124	$147,534,958
Aggregate unrealized appreciation	$20,187,369	$1,394,370	$1,478,103
Aggregate unrealized depreciation	(21,291,540)	(1,058,638)	(10,919,101)
Net unrealized appreciation (depreciation)	$(1,104,171)	$335,732	$(9,440,998)

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 29, 2008, and the year ended August 31, 2007 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Six months ended 2/29/08*
Ordinary Income	$351,659	$—	$7,104
Tax-exempt income	12,546,082	1,074,362	2,830,942
Long-term capital gain	100,607	—	—
Total	$12,998,348	$1,074,362	$2,838,046
Year ended 8/31/07
Ordinary Income	$30,656	$—	$—
Tax-exempt income	19,758,603	2,196,282	5,300,531
Long-term capital gain	356,139	—	—
Total	$20,145,398	$2,196,282	$5,300,531

*Tax information for the period ended February 29, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2008, the estimated components of net assets on a tax basis was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$595,065,901	$59,087,946	$149,909,597
Distributions payable	(417,105)	(40,923)	(107,565)
Undistributed tax-exempt income	394,688	40,923	107,565
Realized gains (losses) 9/1/07 – 2/29/08	1,174,819	(37,423)	(159,133)
Capital loss carryforward as of 08/31/07	(66,896)	(1,466,620)	(2,528,525)
Unrealized appreciation (depreciation) of investments	(1,104,171)	335,732	(9,440,998)
Net assets	$595,047,236	$57,919,635	$137,780,941

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 29, 2008, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

		Delaware Minnesota
	Delaware Tax-Free	High-Yield Municipal
	Minnesota Fund	Bond Fund
Undistributed net investment income.	$397,303	$(1,140)
Accumulated realized gain (loss)	(397,303)	1,140

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at February 29, 2008 will expire as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
Year of Expiration	Minnesota Fund	Intermediate Fund	Bond Fund
2008	$—	$—	$179,791
2009	—	1,024,839	1,267,552
2010	—	4,037	57,521
2011	—	246,659	243,334
2012	—	—	684,248
2014	66,896	81,340	—
2015	—	109,745	96,079
Total	$66,896	$1,466,620	$2,528,525

For the six months ended February 29, 2008, the Funds had capital gains (losses) which may increase or decrease capital loss carryforwards.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$1,174,819	$(37,423)	$(159,133)

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware
	Delaware Tax-Free		Tax-Free Minnesota
	Minnesota Fund		Intermediate Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	2/29/08	8/31/07	2/29/08	8/31/07
Shares sold:
Class A	1,603,175	3,661,506	496,257	569,224
Class B	9,706	33,935	12,219	1,226
Class C	144,419	378,988	81,203	65,839

Shares issued upon reinvestment of dividends and distributions:
Class A	658,301	983,425	63,740	128,379
Class B	14,049	22,742	1,623	4,274
Class C	29,371	42,393	5,642	11,105

Shares issued from merger:[1]
Class A	—	16,515,995	—	—
Class B	—	703,417	—	—
Class C	—	931,298	—	—
	2,459,021	23,273,699	660,684	780,047
Shares repurchased:
Class A	(2,761,890)	(4,188,406)	(273,910)	(576,943)
Class B	(195,159)	(380,797)	(47,733)	(27,619)
Class C	(216,782)	(361,460)	(37,714)	(87,115)
	(3,173,831)	(4,930,663)	(359,357)	(691,677)
Net increase (decrease)	(714,810)	18,343,036	301,327	88,370

	Delaware Minnesota High-Yield
	Municipal Bond Fund
	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
Shares sold:
Class A	1,401,013	3,750,543
Class B	681	67,763
Class C	442,745	985,801

Shares issued upon reinvestment of dividends and distributions:
Class A	149,901	257,132
Class B	7,160	18,487
Class C	32,819	54,628
	2,034,319	5,134,354
Shares repurchased:
Class A	(1,496,221)	(1,528,071)
Class B	(117,437)	(274,769)
Class C	(251,758)	(433,788)
	(1,865,416)	(2,236,628)
Net increase	168,903	2,897,726

1See note 8 in “Notes to financial statements.”

6. Capital Shares (continued)

For the six months ended February 29, 2008 and the year ended August 31, 2007, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Six month Ended			Year Ended
		2/29/08			8/31/07
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	92,889	92,965	$1,143,050	205,359	205,523	$2,549,549
Delaware Tax-Free Minnesota Intermediate Fund	44,760	44,884	482,209	15,124	15,160	164,797
Delaware Minnesota High-Yield Municipal Bond Fund	50,751	50,843	524,328	157,023	157,243	1,656,744

7. Inverse Floaters

The Funds may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater programs are identified on the statements of net assets.

8. Fund Merger

Effective April 13, 2007, the Delaware Tax-Free Minnesota Fund (Acquiring Fund) acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Minnesota Insured Fund (Acquired Fund), an open end investments company, in exchange for shares of the Acquiring Fund pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset of their share in the Acquired Fund prior to Reorganization.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

8. Fund Merger (continued)

The Reorganization was treated as a non-taxable event and, accordingly, Delaware Tax-Free Minnesota Fund’s basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated realized gain (loss) of Delaware Tax-Free Minnesota Insured Fund as of the close of business on April 13, 2007, were as follows:

		Accumulated	Net
		Net Realized	Unrealized
	Net Assets	Gain	Appreciation
Delaware Tax-Free Minnesota Insured Fund	$226,020,627	$286,856	$14,039,792

The net assets of the Delaware Tax-Free Minnesota Fund prior to the Reorganization were $407,952,332. The combined net assets of Delaware Tax-Free Minnesota after the merger were $633,972,959.

9. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2008 or at any time during the period then ended.

10. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the statements of net assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest

10. Credit and Market Risk (continued)

bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. As of February 29, 2008, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments® Fund profiles for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family
of Funds Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

SA-MNALL [2/08] DG3 4/08 MF-08-03-023 PO 12795 (2927)

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR INTERMEDIATE TAX FREE FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 5, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 5, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 5, 2008